IMPAIRMENT OF LONG-LIVED ASSETS - CGUs that do not present a provision for impairment (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
HPP Balbina
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.92%
VR/VC -1	75.99
TPP Aparecida Complexo
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.92%
VR/VC -1	24.02
TPP Maua 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.92%
VR/VC -1	224.01
Generation Boa Esperana
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.86%
VR/VC -1	281.34
Generation - Complexo PA + Moxot
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.86%
VR/VC -1	2,284.47
Generation - Curemas
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.92%
VR/VC -1	48.32
Generation - Funil
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.86%
VR/VC -1	765.53
Generation - Pedra
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.86%
VR/VC -1	181.87
Generation - Sobradinho
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.92%
VR/VC -1	722.40
Generation - Xing
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.86%
VR/VC -1	8,755.84
HPP Itaparica
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.86%
VR/VC -1	1,933.47
HPP Curua-Una
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.92%
VR/VC -1	1.51
Hypothetical Impairment	R$ 3,857
HPP Tucuru
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.92%
VR/VC -1	252.90
Angra 1 and 2
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.86%
VR/VC -1	56.17
EOL CERRO CHATO I
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.92%
VR/VC -1	29.54
EOL CERRO CHATO II
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.92%
VR/VC -1	34.99
EOL CERRO CHATO III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.92%
VR/VC -1	36.32
HPP GOV. JAYME C. JNIOR
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.92%
VR/VC -1	39.80
HPP S. DOMINGOS
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.92%
VR/VC -1	3.96
Hypothetical Impairment	R$ 1,225
HPP Itumbiara
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.92%
VR/VC -1	3,237.27
HPP MASCAR. DE MORAES
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.92%
VR/VC -1	933.97
HPP Serra da Mesa
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.92%
VR/VC -1	135.20
HPP Manso
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.92%
VR/VC -1	115.58
Scenario (5%) Discount rate | HPP Balbina
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	74.06
Scenario (5%) Discount rate | TPP Aparecida Complexo
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	23.57
Scenario (5%) Discount rate | TPP Maua 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	215.40
Scenario (5%) Discount rate | Generation Boa Esperana
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	262.50
Scenario (5%) Discount rate | Generation - Complexo PA + Moxot
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	2,203.85
Scenario (5%) Discount rate | Generation - Curemas
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	46.69
Scenario (5%) Discount rate | Generation - Funil
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	669.14
Scenario (5%) Discount rate | Generation - Pedra
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	165.47
Scenario (5%) Discount rate | Generation - Sobradinho
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	630.97
Scenario (5%) Discount rate | Generation - Xing
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	8,606.13
Scenario (5%) Discount rate | HPP Itaparica
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	1,864.30
Scenario (5%) Discount rate | HPP Curua-Una
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	(3.28)
Scenario (5%) Discount rate | HPP Tucuru
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	248.75
Scenario (5%) Discount rate | Angra 1 and 2
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	52.80
Scenario (5%) Discount rate | EOL CERRO CHATO I
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	26.51
Scenario (5%) Discount rate | EOL CERRO CHATO II
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	31.82
Scenario (5%) Discount rate | EOL CERRO CHATO III
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	33.12
Scenario (5%) Discount rate | HPP GOV. JAYME C. JNIOR
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	36.39
Scenario (5%) Discount rate | HPP S. DOMINGOS
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	1.79
Scenario (5%) Discount rate | HPP Itumbiara
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	3,223.83
Scenario (5%) Discount rate | HPP MASCAR. DE MORAES
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	920.71
Scenario (5%) Discount rate | HPP Serra da Mesa
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	125.80
Scenario (5%) Discount rate | HPP Manso
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	109.52
Scenario (10%) Discount rate | HPP Balbina
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	72.16
Scenario (10%) Discount rate | TPP Aparecida Complexo
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	23.13
Scenario (10%) Discount rate | TPP Maua 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	207.14
Scenario (10%) Discount rate | Generation Boa Esperana
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	244.52
Scenario (10%) Discount rate | Generation - Complexo PA + Moxot
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	2,126.85
Scenario (10%) Discount rate | Generation - Curemas
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	45.09
Scenario (10%) Discount rate | Generation - Funil
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	577.96
Scenario (10%) Discount rate | Generation - Pedra
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	149.90
Scenario (10%) Discount rate | Generation - Sobradinho
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	617.44
Scenario (10%) Discount rate | Generation - Xing
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	8,416.29
Scenario (10%) Discount rate | HPP Itaparica
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	1,798.21
Scenario (10%) Discount rate | HPP Curua-Una
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	(7.90)
Scenario (10%) Discount rate | HPP Tucuru
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	244.66
Scenario (10%) Discount rate | Angra 1 and 2
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	49.54
Scenario (10%) Discount rate | EOL CERRO CHATO I
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	23.61
Scenario (10%) Discount rate | EOL CERRO CHATO II
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	28.78
Scenario (10%) Discount rate | EOL CERRO CHATO III
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	30.05
Scenario (10%) Discount rate | HPP GOV. JAYME C. JNIOR
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	33.13
Scenario (10%) Discount rate | HPP S. DOMINGOS
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	(0.31)
Scenario (10%) Discount rate | HPP Itumbiara
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	3,210.49
Scenario (10%) Discount rate | HPP MASCAR. DE MORAES
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	907.68
Scenario (10%) Discount rate | HPP Serra da Mesa
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	116.86
Scenario (10%) Discount rate | HPP Manso
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	103.70